ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Fortune Valley Treasures, Inc. (formerly Crypto-Services, Inc.) (“FVTI” or the “Company”) was incorporated in the State of Nevada on March 21, 2014. The Company’s current primary business operations of wholesale distribution and retail sales of alcoholic beverages of wine and distilled liquors, and drinking water distribution and delivery are conducted through its subsidiaries in the People’s Republic of China (“PRC”).

On January 5, 2018, the Company changed its fiscal year end from August 31 to December 31.

On January 29, 2018, the Company filed a Certificate of Amendment with the State of Nevada to increase its authorized shares to 150,000,000 (given effect of the Reverse Stock Split, see Note 12).

On April 11, 2018, the Company entered into a share exchange agreement by and among DaXingHuaShang Investment Group Limited (“DIGLS”) and its shareholders: 1.) Yumin Lin, 2.) Gaosheng Group Co., Ltd. and 3.) China Kaipeng Group Co., Ltd whereby the Company newly issued 15,000,000 shares (given effect of the Reverse Stock Split, see Note 12) of its common stock in exchange for all the outstanding shares in DIGLS. This transaction has been accounted for as a reverse takeover transaction and a recapitalization of the Company whereby the Company, the legal acquirer, is the accounting acquiree, and DIGLS, the legal acquiree, is the accounting acquirer; accordingly, the Company’s historical statement of stockholders’ equity has been retroactively restated to the first period presented.

DIGLS was incorporated with limited liability in the Republic of Seychelles on July 4, 2016, with share capital of $100,000 divided into 250,000,000 ordinary shares with $0.0004 par value. DIGLS wholly owns DaXingHuaShang Investment (Hong Kong) Limited (“DILHK”). DILHK was incorporated in Hong Kong on June 22, 2016 as an investment holding company with limited liability. DILHK was previously wholly owned by Mr. Yumin Lin. On November 11, 2016, Mr. Yumin Lin, transferred 100% of his ownership in DILHK to DIGLS. DILHK wholly owns Qianhai DaXingHuaShang Investment (Shenzhen) Co. Ltd. (“QHDX”) which was incorporated with limited liability on November 3, 2016 in the PRC as a wholly foreign-owned enterprise. QHDX wholly owns Dongguan City FVT Supply Chain Technology Co., Ltd. (“FVTL or FVT Supply Chain”). FTVL was incorporated on May 31, 2011 in the PRC with limited liability. FTVL was previously owned and controlled by Mr. Yumin Lin. FTVL has a license to sell foods up through September 10, 2022. On November 20, 2016, Mr. Yumin Lin transferred his ownership in FTVL to QHDX for nominal consideration. The share transfers detailed above by and among Mr. Yumin Lin, DIGLS, DILHK, QHDX, and FVTL have been accounted for as a series of business combinations of entities under common control; accordingly, the values in these financial statements reflect the carrying values of those entities, and no goodwill was recorded as a result of these transactions.

On March 1, 2019, the Company entered into a sale and purchase agreement (the “SP Agreement”) to acquire 100% of the equity interest of Jiujiu Group Stock Co., Ltd. (“JJGS”), a company incorporated under the laws of the Republic of Seychelles. The transaction closed on March 1, 2019. Pursuant to the SP Agreement, the Company issued 5 shares (given effect of the Reverse Stock Split, see Note 12) of its common stock to JJGS to acquire 100% of the shares of JJGS for a cost of $150. After the closing, JJGS became the Company’s wholly owned subsidiary. JJGS owns all of the equity interest of Jiujiu (HK) Industry Limited (“JJHK”) and Jiujiu (Shenzhen) Industry Co., Ltd. (“JJSZ”). JJGS, JJHK and JJSZ did not have any material assets or liabilities as of December 31, 2019, and they did not have any substantial operations or active business during the year ended December 31, 2019.

On July 13, 2019, FVTI and QHDX entered into an equity interest transfer agreement (the “Makaweng Agreement”), which was later amended on September 12, 2019, with Xingwen Wang, a shareholder and legal representative of Yunnan Makaweng Wine & Spirits Co., Ltd. (“Makaweng”), a PRC limited liability company formed in 2015. Pursuant to the Makaweng Agreement, QHDX agreed to purchase 51% of Makaweng’s equity interest from Xingwen Wang in exchange for shares of FVTI’s common stock. On August 28, 2019, the registration of transferring the 51% of equity interest of Makaweng to QHDX with local government authorities was completed.

On December 3, 2020, QHDX and Xingwen Wang, an original shareholder of Makaweng, signed a share transfer agreement (the “Share Transfer Agreement”) pursuant to which the parties agreed that QHDX would transfer all of the 51% of equity interest of Makaweng it held to Xingwen Wang. Upon the effectiveness of the Share Transfer Agreement, QHDX no longer owned an equity interest in Makaweng. As of the date of the Share Transfer Agreement, the Company has not issued any common shares to Xingwen Wang and the control of Makaweng has never been transferred to QHDX.

On June 22, 2020, the Company entered into a sale and purchase agreement along with Qianhai DaXingHuaShang Investment (Shenzhen) Co., Ltd., a company incorporated in the PRC and a wholly-owned subsidiary of FVTI (“QHDX”), to acquire 90% of the equity interest of Dongguan Xixingdao Technology Co., Ltd. (“Xixingdao”), a company incorporated in the PRC, in exchange for 243,134 shares (given effect of the Reverse Stock Split, see Note 12) of the Company’s common stock. The Company obtained the control of Xixingdao on August 31, 2020, the shares were issued on December 28, 2020. Xixingdao became the Company’s subsidiary since August 31, 2020.

On January 6, 2021, FVTI, JJGS, Valley Holding Limited (“Valley Holdings”) and Angel International Investment Holdings Limited (the “Valley Holdings Seller”) signed a termination agreement, pursuant to which the parties mutually agreed to terminate the original equity interest transfer agreement signed on March 16, 2020. On the same date, FVTI, DILHK, Valley Holdings and the Valley Holdings Seller entered into a new equity interest transfer agreement, pursuant to which DILHK agreed to purchase 70% of Valley Holdings’ equity interest (the “Valley Holdings Equity Transfer”) from the Valley Holdings seller in consideration of FVTI’s common shares valued at $12 million (subject to adjustments in the event Valley Holdings’ net income is more than HK$5 million (approximately US$0.6 million) or less than HK$3 million (approximately US$0.4 million) for the fiscal year ended December 31, 2020). As of the date of this filing, the closing of the Valley Holdings Equity Transfer has not occurred.

On February 28, 2021, FVTI, QHDX and the original shareholders of Foshan BaiTaFeng Beverage Development Co., Ltd. (“BTF”) signed a termination agreement, pursuant to which the parties mutually agreed to terminate the original equity interest transfer agreement signed on December 31, 2019 (“BTF Agreement”). The BTF Agreement was terminated effective February 28, 2021 and the parties have no further rights or obligations under the BTF Agreement. The parties further agreed to waive their rights to any claims that may arise under the BTF Agreement. As of the date of the termination agreement, no equity interest of BTF had been transferred to QHDX.